Income Tax (Income)/ Expense (Details) - Summary of tax charge - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of tax charge [Abstract]
(Loss)/profit before tax in PRC	$ (15,107,226)	$ (7,224,241)	$ 338,185
Tax calculated at domestic tax rates applicable to profits in PRC (2020, 2019, and 2018: 25%)	(3,776,807)	(1,806,060)	84,546
Valuation allowance on deferred tax assets	21,245,906	249,236	358,049
Tax charge for the year	$ 17,469,099	$ (1,556,824)	$ 442,595